EXPENSES BY NATURE (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits	$ 2,405.2	$ 2,302.2
Transfer and disposal costs	1,442.9	1,465.1
Interest and other finance costs	674.9	627.2
Depreciation of property and equipment	1,126.7	1,004.4
Amortization of intangible assets	441.1	485.3
Other expenses	940.7	843.9
Transaction costs	53.2	78.4
Founder/CEO Remuneration	26.8	0.0
Acquisition, rebranding and other integration costs	6.4	15.3
Maintenance and repairs	525.0	525.9
Fuel costs	332.8	374.7
Loss (gain) on foreign exchange	292.0	(72.9)
Share-based payments	104.7	124.8
Gain on sale of property and equipment	(2.2)	(13.1)
Loss (gain) on divestitures	481.8	(580.5)
Mark-to-market loss on Purchase Contracts	0.0	104.3
Other	(27.0)	(23.2)
Total expenses by nature	8,825.0	7,261.8
Representation To Exclude Results Of GFL Infrastructure
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation of property and equipment	1,126.7	1,004.4
Amortization of intangible assets	441.1	485.3
Transaction costs	53.2	78.4
Founder/CEO Remuneration	26.8	0.0
Acquisition, rebranding and other integration costs	6.4	15.3
Loss (gain) on foreign exchange	292.0	(72.9)
Gain on sale of property and equipment	(2.2)	(13.1)
Other	$ 27.0	$ 23.2